CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net income	¥ 142,191,365	$ 21,854,412	¥ 1,991,799,815	¥ 860,299,088
Other comprehensive income:
-Unrealized loss on available-for-sale securities				(412,529)
-Exchange loss on warrant liability				(3,950,373)
-Foreign currency translation adjustments	(81,488,175)	(12,524,503)	96,919,050	5,070,890
Release of translation difference due to the liquidation of a foreign subsidiary			(4,716,918)
Comprehensive income	60,703,190	9,329,909	2,084,001,947	861,007,076
Less: comprehensive income attributable to non-controlling interests	485,676	74,647	5,611,910	4,207,112
Comprehensive income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 60,217,514	$ 9,255,262	¥ 2,078,390,037	¥ 856,799,964